Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Summary of Loans Outstanding

	2021	2020

	(In thousands)
Aggregate balance – January 1	$20,984	$17,768
New loans	4,439	5,236
Repayments	(5,076)	(2,020)
Aggregate balance – December 31	$20,347	$20,984